BOARD OF DIRECTORS - Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors (Details) - Non-Executive Director - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Director Renumeration [Line Items]
Cash	$ 539	$ 533	$ 431
Share-Based Payment	234	235	244
Total	773	768	675
Dr. Richard Peters
Director Renumeration [Line Items]
Cash	122	111	26
Share-Based Payment	45	43	20
Total	167	154	46
Mr. Paul Sekhri
Director Renumeration [Line Items]
Cash	0	0	55
Share-Based Payment	0	0	32
Total	0	0	87
Ms. Deborah Jorn
Director Renumeration [Line Items]
Cash	30	64	55
Share-Based Payment	15	32	32
Total	45	96	87
Ms. Barbara Yanni
Director Renumeration [Line Items]
Cash	80	77	62
Share-Based Payment	34	32	32
Total	114	109	94
Dr. Mark Pykett
Director Renumeration [Line Items]
Cash	66	63	55
Share-Based Payment	34	32	32
Total	100	95	87
Ms. Jabine van der Meijs
Director Renumeration [Line Items]
Cash	80	77	62
Share-Based Payment	34	32	32
Total	114	109	94
Mr. Leonard Kruimer
Director Renumeration [Line Items]
Cash	75	72	58
Share-Based Payment	34	32	32
Total	109	104	90
Mr. Steven Baert
Director Renumeration [Line Items]
Cash	36	69	58
Share-Based Payment	15	32	32
Total	51	101	90
Dr. Elaine Sullivan
Director Renumeration [Line Items]
Cash	50	0	0
Share-Based Payment	23	0	0
Total	$ 73	$ 0	$ 0